                                              PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                                                      Advanced Series Advisor Plan III
                                                          Advanced Series APEX II
                                                      Advanced Series Xtra Credit Six
                                                        Advanced Series Lifevest II
                                                   Advanced Series Advisors Choice(R)2000

                                                Supplement to Prospectuses Dated May 1, 2007
                                                      Supplement dated January 4, 2008

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this  supplement  to announce  name changes for certain  ProFund VP  portfolios.  These are merely name changes - -
     there were no changes to investment objectives or policies in connection with these name changes.

     ProFund VP OTC is now called ProFund VP NASDAQ-100

     ProFund VP UltraOTC is now called ProFund VP UltraNASDAQ-100

     ProFund VP Short OTC is now called ProFund VP Short NASDAQ-100